UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Convertible
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Convertible
Securities Fund

1.884072.105

ACVS-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 53.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 53.6%
CONSUMER DISCRETIONARY - 11.9%
Automobiles - 4.6%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 118,853
Hotels, Restaurants & Leisure - 4.9%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	126,999
Household Durables - 1.8%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	4,793	6,860
Lennar Corp. 3.25% 11/15/21 (d)	20,630	40,357
		47,217
Media - 0.6%
XM Satellite Radio, Inc. 7% 12/1/14 (d)	7,500	15,000
TOTAL CONSUMER DISCRETIONARY		308,069
ENERGY - 8.0%
Energy Equipment & Services - 0.3%
SEACOR Holdings, Inc. 3% 11/15/28 (d)	7,000	6,908
Oil, Gas & Consumable Fuels - 7.7%
Alpha Natural Resources, Inc. 3.75% 12/15/17	44,460	40,681
Chesapeake Energy Corp. 2.5% 5/15/37	30,000	30,618
Clean Energy Fuels Corp. 5.25% 10/1/18 (d)	10,000	9,032
Cobalt International Energy, Inc. 2.625% 12/1/19	25,920	24,980
Peabody Energy Corp. 4.75% 12/15/41	83,850	66,661
Western Refining, Inc. 5.75% 6/15/14	7,295	27,949
		199,921
TOTAL ENERGY		206,829
FINANCIALS - 0.7%
Insurance - 0.6%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	16,400
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 2% 4/1/20	2,000	2,962
TOTAL FINANCIALS		19,362
HEALTH CARE - 9.4%
Biotechnology - 4.9%
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18 (d)	35,970	44,131
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc.: - continued
1.875% 9/1/20 (d)	$ 49,270	$ 61,772
Orexigen Therapeutics, Inc. 2.75% 12/1/20 (d)	10,000	11,506
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18 (d)	10,000	10,225
		127,634
Health Care Equipment & Supplies - 1.3%
Alere, Inc. 3% 5/15/16	31,000	34,914
Health Care Providers & Services - 1.9%
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,216
3.75% 12/15/25	3,610	8,100
3.75% 4/1/42	10,000	14,850
WellPoint, Inc. 2.75% 10/15/42	16,830	22,920
		48,086
Pharmaceuticals - 1.3%
Akorn, Inc. 3.5% 6/1/16	5,000	14,882
Isis Pharmaceuticals, Inc. 2.75% 10/1/19	6,000	18,713
		33,595
TOTAL HEALTH CARE		244,229
INDUSTRIALS - 8.6%
Airlines - 3.5%
Continental Airlines, Inc. 4.5% 1/15/15	30,280	72,483
UAL Corp. 6% 10/15/29	3,600	18,657
		91,140
Electrical Equipment - 0.6%
General Cable Corp. 5% 11/15/29 (c)	14,800	16,549
Machinery - 3.2%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (d)	5,500	5,706
2.375% 5/15/26	8,000	8,300
3.5% 4/1/18	12,860	17,377
Terex Corp. 4% 6/1/15	9,590	26,567
Trinity Industries, Inc. 3.875% 6/1/36	15,000	23,644
		81,594
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 1.3%
Hertz Global Holdings, Inc. 5.25% 6/1/14	$ 10,000	$ 33,944
TOTAL INDUSTRIALS		223,227
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.4%
JDS Uniphase Corp. 0.625% 8/15/33 (d)	10,000	10,463
Electronic Equipment & Components - 0.5%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (d)	7,000	7,906
2.25% 5/15/41 (d)	7,000	6,335
		14,241
Internet Software & Services - 1.3%
VeriSign, Inc. 3.25% 8/15/37	10,000	16,919
Web.com Group, Inc. 1% 8/15/18	5,000	6,178
WebMD Health Corp. 2.5% 1/31/18	10,000	10,250
		33,347
Semiconductors & Semiconductor Equipment - 9.4%
Micron Technology, Inc.:
1.875% 8/1/31	30,000	76,781
3% 11/15/43	15,000	16,650
3.125% 5/1/32	23,000	58,075
Novellus Systems, Inc. 2.625% 5/15/41	20,000	32,475
ON Semiconductor Corp. 2.625% 12/15/26	29,512	35,968
Rambus, Inc. 1.125% 8/15/18 (d)	5,500	5,656
Xilinx, Inc. 3.125% 3/15/37	10,000	17,713
		243,318
Software - 2.4%
Nuance Communications, Inc.:
2.75% 8/15/27	28,085	29,156
2.75% 11/1/31	32,000	31,720
		60,876
TOTAL INFORMATION TECHNOLOGY		362,245
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - 0.4%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20	$ 1,950	$ 2,261
Metals & Mining - 0.3%
Horsehead Holding Corp. 3.8% 7/1/17	5,000	6,778
TOTAL MATERIALS		9,039
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Level 3 Communications, Inc. 7% 3/15/15	10,000	14,638
TOTAL CONVERTIBLE BONDS		1,387,638
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 8% 6/15/21	135	129
TOTAL CORPORATE BONDS (Cost $1,048,130)		1,387,767
Common Stocks - 17.9%
	Shares
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 5.9%
General Motors Co.	4,237,968	153,413
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(e)	686	1
Media - 1.2%
Interpublic Group of Companies, Inc.	778,966	13,803
Liberty Global PLC:
Class A (a)	110,641	9,576
Class C	82,616	6,994
		30,373
TOTAL CONSUMER DISCRETIONARY		183,787
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 3.6%
Diversified Financial Services - 2.9%
Citigroup, Inc.	1,545,034	$ 75,135
Insurance - 0.7%
MetLife, Inc.	254,560	12,899
MetLife, Inc. unit	200,000	5,916
		18,815
TOTAL FINANCIALS		93,950
HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
Tenet Healthcare Corp. (a)	821,302	36,236
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
Textron, Inc.	267,361	10,614
Airlines - 0.9%
United Continental Holdings, Inc. (a)	474,948	21,354
Building Products - 0.1%
Allegion Plc	57,913	3,148
Machinery - 0.4%
Ingersoll-Rand PLC	173,739	10,622
TOTAL INDUSTRIALS		45,738
INFORMATION TECHNOLOGY - 2.5%
Computers & Peripherals - 0.7%
EMC Corp.	574,571	15,151
NetApp, Inc.	76,367	3,086
		18,237
Electronic Equipment & Components - 0.3%
Viasystems Group, Inc. (a)	549,643	7,123
Semiconductors & Semiconductor Equipment - 1.5%
Micron Technology, Inc. (a)	1,005,802	24,330
ON Semiconductor Corp. (a)	1,716,800	16,035
		40,365
TOTAL INFORMATION TECHNOLOGY		65,725
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Level 3 Communications, Inc. (a)	1,069,905	$ 39,394
TOTAL COMMON STOCKS (Cost $382,575)		464,830
Convertible Preferred Stocks - 13.6%

CONSUMER STAPLES - 1.9%
Food Products - 1.9%
Bunge Ltd. 4.875%	237,000	25,006
Post Holdings, Inc.:
3.75% (d)	100,000	12,920
Series C, 2.50% (d)	100,000	11,297
		49,223
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Chesapeake Energy Corp. Series A, 5.75% (d)	26,800	29,932
FINANCIALS - 8.9%
Commercial Banks - 5.5%
Huntington Bancshares, Inc. 8.50%	2,100	2,667
Wells Fargo & Co. 7.50%	117,632	138,570
		141,237
Diversified Financial Services - 2.8%
Bank of America Corp. Series L, 7.25%	64,135	73,950
Real Estate Investment Trusts - 0.6%
Weyerhaeuser Co. Series A, 6.375%	271,200	14,789
TOTAL FINANCIALS		229,976
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	3,038
Road & Rail - 0.7%
Genesee & Wyoming, Inc. 5.00%	137,000	17,981
TOTAL INDUSTRIALS		21,019
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA 6.00%	568,500	$ 13,445
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. Series A, 4.50% (a)	72,900	7,426
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $318,755)		351,021
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 0.10% (b) (Cost $369,642)	369,642,416	369,642
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $2,119,102)		2,573,260
NET OTHER ASSETS (LIABILITIES) - 0.6%		14,544
NET ASSETS - 100%		$ 2,587,804
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $289,146,000 or 11.2% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 72
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 183,787	$ 183,786	$ -	$ 1
Consumer Staples	49,223	-	49,223	-
Energy	29,932	-	29,932	-
Financials	323,926	303,221	20,705	-
Health Care	36,236	36,236	-	-
Industrials	66,757	66,757	-	-
Information Technology	65,725	65,725	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 13,445	$ -	$ 13,445	$ -
Telecommunication Services	46,820	39,394	7,426	-
Corporate Bonds	1,387,767	-	1,387,767	-
Money Market Funds	369,642	369,642	-	-
Total Investments in Securities:	$ 2,573,260	$ 1,064,761	$ 1,508,498	$ 1
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $2,119,664,000. Net unrealized appreciation aggregated $453,596,000, of which $516,208,000 related to appreciated investment securities and $62,612,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

February 28, 2014

1.797939.110

CVS-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 53.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 53.6%
CONSUMER DISCRETIONARY - 11.9%
Automobiles - 4.6%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 118,853
Hotels, Restaurants & Leisure - 4.9%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	126,999
Household Durables - 1.8%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	4,793	6,860
Lennar Corp. 3.25% 11/15/21 (d)	20,630	40,357
		47,217
Media - 0.6%
XM Satellite Radio, Inc. 7% 12/1/14 (d)	7,500	15,000
TOTAL CONSUMER DISCRETIONARY		308,069
ENERGY - 8.0%
Energy Equipment & Services - 0.3%
SEACOR Holdings, Inc. 3% 11/15/28 (d)	7,000	6,908
Oil, Gas & Consumable Fuels - 7.7%
Alpha Natural Resources, Inc. 3.75% 12/15/17	44,460	40,681
Chesapeake Energy Corp. 2.5% 5/15/37	30,000	30,618
Clean Energy Fuels Corp. 5.25% 10/1/18 (d)	10,000	9,032
Cobalt International Energy, Inc. 2.625% 12/1/19	25,920	24,980
Peabody Energy Corp. 4.75% 12/15/41	83,850	66,661
Western Refining, Inc. 5.75% 6/15/14	7,295	27,949
		199,921
TOTAL ENERGY		206,829
FINANCIALS - 0.7%
Insurance - 0.6%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	16,400
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 2% 4/1/20	2,000	2,962
TOTAL FINANCIALS		19,362
HEALTH CARE - 9.4%
Biotechnology - 4.9%
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18 (d)	35,970	44,131
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc.: - continued
1.875% 9/1/20 (d)	$ 49,270	$ 61,772
Orexigen Therapeutics, Inc. 2.75% 12/1/20 (d)	10,000	11,506
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18 (d)	10,000	10,225
		127,634
Health Care Equipment & Supplies - 1.3%
Alere, Inc. 3% 5/15/16	31,000	34,914
Health Care Providers & Services - 1.9%
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,216
3.75% 12/15/25	3,610	8,100
3.75% 4/1/42	10,000	14,850
WellPoint, Inc. 2.75% 10/15/42	16,830	22,920
		48,086
Pharmaceuticals - 1.3%
Akorn, Inc. 3.5% 6/1/16	5,000	14,882
Isis Pharmaceuticals, Inc. 2.75% 10/1/19	6,000	18,713
		33,595
TOTAL HEALTH CARE		244,229
INDUSTRIALS - 8.6%
Airlines - 3.5%
Continental Airlines, Inc. 4.5% 1/15/15	30,280	72,483
UAL Corp. 6% 10/15/29	3,600	18,657
		91,140
Electrical Equipment - 0.6%
General Cable Corp. 5% 11/15/29 (c)	14,800	16,549
Machinery - 3.2%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (d)	5,500	5,706
2.375% 5/15/26	8,000	8,300
3.5% 4/1/18	12,860	17,377
Terex Corp. 4% 6/1/15	9,590	26,567
Trinity Industries, Inc. 3.875% 6/1/36	15,000	23,644
		81,594
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 1.3%
Hertz Global Holdings, Inc. 5.25% 6/1/14	$ 10,000	$ 33,944
TOTAL INDUSTRIALS		223,227
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.4%
JDS Uniphase Corp. 0.625% 8/15/33 (d)	10,000	10,463
Electronic Equipment & Components - 0.5%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (d)	7,000	7,906
2.25% 5/15/41 (d)	7,000	6,335
		14,241
Internet Software & Services - 1.3%
VeriSign, Inc. 3.25% 8/15/37	10,000	16,919
Web.com Group, Inc. 1% 8/15/18	5,000	6,178
WebMD Health Corp. 2.5% 1/31/18	10,000	10,250
		33,347
Semiconductors & Semiconductor Equipment - 9.4%
Micron Technology, Inc.:
1.875% 8/1/31	30,000	76,781
3% 11/15/43	15,000	16,650
3.125% 5/1/32	23,000	58,075
Novellus Systems, Inc. 2.625% 5/15/41	20,000	32,475
ON Semiconductor Corp. 2.625% 12/15/26	29,512	35,968
Rambus, Inc. 1.125% 8/15/18 (d)	5,500	5,656
Xilinx, Inc. 3.125% 3/15/37	10,000	17,713
		243,318
Software - 2.4%
Nuance Communications, Inc.:
2.75% 8/15/27	28,085	29,156
2.75% 11/1/31	32,000	31,720
		60,876
TOTAL INFORMATION TECHNOLOGY		362,245
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - 0.4%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20	$ 1,950	$ 2,261
Metals & Mining - 0.3%
Horsehead Holding Corp. 3.8% 7/1/17	5,000	6,778
TOTAL MATERIALS		9,039
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Level 3 Communications, Inc. 7% 3/15/15	10,000	14,638
TOTAL CONVERTIBLE BONDS		1,387,638
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 8% 6/15/21	135	129
TOTAL CORPORATE BONDS (Cost $1,048,130)		1,387,767
Common Stocks - 17.9%
	Shares
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 5.9%
General Motors Co.	4,237,968	153,413
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(e)	686	1
Media - 1.2%
Interpublic Group of Companies, Inc.	778,966	13,803
Liberty Global PLC:
Class A (a)	110,641	9,576
Class C	82,616	6,994
		30,373
TOTAL CONSUMER DISCRETIONARY		183,787
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 3.6%
Diversified Financial Services - 2.9%
Citigroup, Inc.	1,545,034	$ 75,135
Insurance - 0.7%
MetLife, Inc.	254,560	12,899
MetLife, Inc. unit	200,000	5,916
		18,815
TOTAL FINANCIALS		93,950
HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
Tenet Healthcare Corp. (a)	821,302	36,236
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
Textron, Inc.	267,361	10,614
Airlines - 0.9%
United Continental Holdings, Inc. (a)	474,948	21,354
Building Products - 0.1%
Allegion Plc	57,913	3,148
Machinery - 0.4%
Ingersoll-Rand PLC	173,739	10,622
TOTAL INDUSTRIALS		45,738
INFORMATION TECHNOLOGY - 2.5%
Computers & Peripherals - 0.7%
EMC Corp.	574,571	15,151
NetApp, Inc.	76,367	3,086
		18,237
Electronic Equipment & Components - 0.3%
Viasystems Group, Inc. (a)	549,643	7,123
Semiconductors & Semiconductor Equipment - 1.5%
Micron Technology, Inc. (a)	1,005,802	24,330
ON Semiconductor Corp. (a)	1,716,800	16,035
		40,365
TOTAL INFORMATION TECHNOLOGY		65,725
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Level 3 Communications, Inc. (a)	1,069,905	$ 39,394
TOTAL COMMON STOCKS (Cost $382,575)		464,830
Convertible Preferred Stocks - 13.6%

CONSUMER STAPLES - 1.9%
Food Products - 1.9%
Bunge Ltd. 4.875%	237,000	25,006
Post Holdings, Inc.:
3.75% (d)	100,000	12,920
Series C, 2.50% (d)	100,000	11,297
		49,223
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Chesapeake Energy Corp. Series A, 5.75% (d)	26,800	29,932
FINANCIALS - 8.9%
Commercial Banks - 5.5%
Huntington Bancshares, Inc. 8.50%	2,100	2,667
Wells Fargo & Co. 7.50%	117,632	138,570
		141,237
Diversified Financial Services - 2.8%
Bank of America Corp. Series L, 7.25%	64,135	73,950
Real Estate Investment Trusts - 0.6%
Weyerhaeuser Co. Series A, 6.375%	271,200	14,789
TOTAL FINANCIALS		229,976
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	3,038
Road & Rail - 0.7%
Genesee & Wyoming, Inc. 5.00%	137,000	17,981
TOTAL INDUSTRIALS		21,019
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA 6.00%	568,500	$ 13,445
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. Series A, 4.50% (a)	72,900	7,426
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $318,755)		351,021
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 0.10% (b) (Cost $369,642)	369,642,416	369,642
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $2,119,102)		2,573,260
NET OTHER ASSETS (LIABILITIES) - 0.6%		14,544
NET ASSETS - 100%		$ 2,587,804
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $289,146,000 or 11.2% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 72
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 183,787	$ 183,786	$ -	$ 1
Consumer Staples	49,223	-	49,223	-
Energy	29,932	-	29,932	-
Financials	323,926	303,221	20,705	-
Health Care	36,236	36,236	-	-
Industrials	66,757	66,757	-	-
Information Technology	65,725	65,725	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 13,445	$ -	$ 13,445	$ -
Telecommunication Services	46,820	39,394	7,426	-
Corporate Bonds	1,387,767	-	1,387,767	-
Money Market Funds	369,642	369,642	-	-
Total Investments in Securities:	$ 2,573,260	$ 1,064,761	$ 1,508,498	$ 1
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $2,119,664,000. Net unrealized appreciation aggregated $453,596,000, of which $516,208,000 related to appreciated investment securities and $62,612,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ®
Equity Dividend Income Fund

February 28, 2014

1.797940.110

EII-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.5%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	728,500	$ 23,050
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc.	230,700	12,689
Cedar Fair LP (depositary unit)	371,200	19,748
Darden Restaurants, Inc.	130,300	6,653
McDonald's Corp.	137,800	13,112
Texas Roadhouse, Inc. Class A	469,500	12,418
Wyndham Worldwide Corp.	387,800	28,263
Yum! Brands, Inc.	161,300	11,949
		104,832
Media - 3.4%
Comcast Corp. Class A	1,936,800	100,113
Sinclair Broadcast Group, Inc. Class A (c)	440,800	13,056
Time Warner, Inc.	1,037,943	69,677
		182,846
Multiline Retail - 0.6%
Target Corp.	514,300	32,164
Specialty Retail - 1.6%
Foot Locker, Inc.	347,700	14,503
H&M Hennes & Mauritz AB (B Shares)	361,100	16,288
Home Depot, Inc.	132,900	10,902
L Brands, Inc.	195,100	10,990
Staples, Inc.	1,411,000	19,175
Williams-Sonoma, Inc.	200,000	11,648
		83,506
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	457,800	26,823
TOTAL CONSUMER DISCRETIONARY		453,221
CONSUMER STAPLES - 9.6%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR	263,700	27,586
Molson Coors Brewing Co. Class B	274,200	15,583
SABMiller PLC	324,500	15,905
The Coca-Cola Co.	411,100	15,704
		74,778
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	347,300	25,402
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	643,400	26,984
Walgreen Co.	495,300	33,656
		86,042
Food Products - 1.4%
Kellogg Co.	520,900	31,613
Kraft Foods Group, Inc.	289,700	16,012
Unilever NV (NY Reg.) (c)	649,000	25,674
		73,299
Household Products - 3.3%
Procter & Gamble Co.	1,995,805	156,990
Reckitt Benckiser Group PLC	276,800	22,777
		179,767
Tobacco - 1.9%
Altria Group, Inc.	426,900	15,479
British American Tobacco PLC sponsored ADR	247,500	26,926
Japan Tobacco, Inc.	748,700	23,846
Lorillard, Inc.	447,400	21,949
Philip Morris International, Inc.	176,100	14,248
		102,448
TOTAL CONSUMER STAPLES		516,334
ENERGY - 13.3%
Energy Equipment & Services - 0.6%
Ensco PLC Class A	671,200	35,345
Oil, Gas & Consumable Fuels - 12.7%
Access Midstream Partners LP	453,558	25,603
Canadian Natural Resources Ltd.	899,200	32,905
Chevron Corp.	1,719,470	198,307
ConocoPhillips Co.	1,820,900	121,090
El Paso Pipeline Partners LP (c)	263,000	7,903
Enterprise Products Partners LP	111,700	7,496
Exxon Mobil Corp.	1,821,856	175,390
Imperial Oil Ltd.	33,900	1,525
Markwest Energy Partners LP	306,900	19,596
MPLX LP	143,700	7,014
Phillips 66 Partners LP	156,400	7,166
Suncor Energy, Inc.	1,006,100	33,191
Targa Resources Corp.	137,200	13,275
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	163,300	6,744
Valero Energy Partners LP	206,375	7,634
Western Gas Partners LP	234,094	14,816
		679,655
TOTAL ENERGY		715,000
FINANCIALS - 22.5%
Capital Markets - 2.8%
Apollo Investment Corp.	89,500	766
BlackRock, Inc. Class A	138,100	42,098
Carlyle Group LP	751,200	27,246
KKR & Co. LP	1,318,800	31,836
State Street Corp.	250,100	16,424
The Blackstone Group LP	919,800	30,675
		149,045
Commercial Banks - 8.7%
Community Trust Bancorp, Inc.	275,200	10,898
CVB Financial Corp.	792,300	12,336
M&T Bank Corp. (c)	206,309	24,054
National Penn Bancshares, Inc.	1,107,900	11,965
Nordea Bank AB	1,200,000	17,191
PacWest Bancorp (c)	302,888	13,145
PNC Financial Services Group, Inc.	469,300	38,379
SunTrust Banks, Inc.	530,600	19,993
Svenska Handelsbanken AB (A Shares)	395,700	20,675
U.S. Bancorp	2,931,300	120,594
Wells Fargo & Co.	3,797,508	176,280
		465,510
Consumer Finance - 1.0%
Capital One Financial Corp.	756,800	55,572
Diversified Financial Services - 3.3%
JPMorgan Chase & Co.	3,088,822	175,507
Insurance - 5.0%
ACE Ltd.	537,400	52,595
Allied World Assurance Co. Holdings Ltd.	115,100	11,478
esure Group PLC	1,668,300	7,529
Marsh & McLennan Companies, Inc.	551,600	26,565
MetLife, Inc.	1,524,529	77,248
The Chubb Corp.	307,300	26,883
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	593,000	49,717
Zurich Insurance Group AG	61,432	18,824
		270,839
Real Estate Investment Trusts - 1.7%
American Tower Corp.	69,000	5,621
DuPont Fabros Technology, Inc.	461,900	12,268
Essex Property Trust, Inc.	90,100	15,069
Piedmont Office Realty Trust, Inc. Class A (c)	665,700	11,503
Simon Property Group, Inc.	110,200	17,774
Ventas, Inc.	260,513	16,264
Weyerhaeuser Co.	355,239	10,483
		88,982
TOTAL FINANCIALS		1,205,455
HEALTH CARE - 12.9%
Biotechnology - 1.4%
Amgen, Inc.	600,400	74,462
Health Care Equipment & Supplies - 1.1%
Covidien PLC	596,500	42,918
Stryker Corp.	225,700	18,110
		61,028
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	304,900	23,560
Pharmaceuticals - 9.9%
AbbVie, Inc.	1,078,400	54,901
AstraZeneca PLC (United Kingdom)	420,723	28,600
Bristol-Myers Squibb Co.	220,800	11,872
Johnson & Johnson	1,670,766	153,911
Merck & Co., Inc.	1,611,328	91,830
Novartis AG	547,542	45,572
Pfizer, Inc.	1,670,835	53,651
Roche Holding AG (participation certificate)	213,433	65,716
Teva Pharmaceutical Industries Ltd. sponsored ADR	512,400	25,564
		531,617
TOTAL HEALTH CARE		690,667
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	476,200	44,972
United Technologies Corp.	478,330	55,974
		100,946
Commercial Services & Supplies - 1.5%
Iron Mountain, Inc.	782,500	21,284
KAR Auction Services, Inc.	309,400	9,641
Republic Services, Inc.	1,395,211	47,591
		78,516
Electrical Equipment - 0.7%
Eaton Corp. PLC	530,600	39,641
Industrial Conglomerates - 4.8%
3M Co.	386,500	52,073
General Electric Co.	6,861,297	174,757
Siemens AG	217,167	28,954
		255,784
Machinery - 1.6%
Caterpillar, Inc.	482,900	46,827
Parker Hannifin Corp.	79,800	9,620
Pentair Ltd.	358,000	28,930
		85,377
Professional Services - 0.2%
SGS SA (Reg.)	4,640	11,496
TOTAL INDUSTRIALS		571,760
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 2.5%
Cisco Systems, Inc.	6,092,400	132,814
Computers & Peripherals - 2.4%
Apple, Inc.	172,000	90,513
EMC Corp.	1,455,855	38,391
		128,904
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	102,900	6,028
IT Services - 3.6%
Accenture PLC Class A	290,100	24,180
Automatic Data Processing, Inc.	257,000	19,989
Fidelity National Information Services, Inc.	1,271,700	70,719
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	177,100	32,794
Paychex, Inc.	1,061,200	44,316
		191,998
Software - 1.9%
Microsoft Corp.	2,275,326	87,168
Oracle Corp.	469,500	18,362
		105,530
TOTAL INFORMATION TECHNOLOGY		565,274
MATERIALS - 1.6%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	622,200	41,451
Eastman Chemical Co.	216,500	18,929
Potash Corp. of Saskatchewan, Inc.	285,400	9,433
		69,813
Paper & Forest Products - 0.3%
International Paper Co.	382,400	18,696
TOTAL MATERIALS		88,509
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
CenturyLink, Inc.	366,300	11,451
Verizon Communications, Inc.	1,149,800	54,707
Verizon Communications, Inc.	380,699	18,053
		84,211
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	7,895,563	32,901
TOTAL TELECOMMUNICATION SERVICES		117,112
UTILITIES - 4.8%
Electric Utilities - 3.1%
American Electric Power Co., Inc.	271,277	13,618
Duke Energy Corp.	217,100	15,388
IDACORP, Inc.	747,900	42,025
NextEra Energy, Inc.	592,772	54,173
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp.	240,200	13,367
Xcel Energy, Inc.	851,700	25,798
		164,369
Gas Utilities - 0.4%
Atmos Energy Corp.	415,600	19,159
Multi-Utilities - 1.3%
CMS Energy Corp.	432,900	12,307
NiSource, Inc.	398,350	13,871
Sempra Energy	478,900	45,242
		71,420
TOTAL UTILITIES		254,948
TOTAL COMMON STOCKS (Cost $4,409,946)		5,178,280
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG (Cost $15,754)	65,900	17,192
Preferred Securities - 0.1%
Principal Amount (000s)(f)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (d)(e) (Cost $3,348)	EUR	2,180	3,255
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (a)	188,887,123	188,887
Fidelity Securities Lending Cash Central Fund, 0.09% (a)(b)	38,648,500	38,649
TOTAL MONEY MARKET FUNDS (Cost $227,536)		227,536
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $4,656,584)		5,426,263
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(63,526)
NET ASSETS - 100%		$ 5,362,737
Currency Abbreviations
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,255,000 or 0.1% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	18
Fidelity Securities Lending Cash Central Fund	99
Total	$ 117
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 470,413	$ 470,413	$ -	$ -
Consumer Staples	516,334	492,488	23,846	-
Energy	715,000	715,000	-	-
Financials	1,205,455	1,205,455	-	-
Health Care	690,667	550,779	139,888	-
Industrials	571,760	542,806	28,954	-
Information Technology	565,274	565,274	-	-
Materials	88,509	88,509	-	-
Telecommunication Services	117,112	84,211	32,901	-
Utilities	254,948	254,948	-	-
Preferred Securities	3,255	-	3,255	-
Money Market Funds	227,536	227,536	-	-
Total Investments in Securities:	$ 5,426,263	$ 5,197,419	$ 228,844	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	84,791
Level 2 to Level 1	0
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $4,669,581,000. Net unrealized appreciation aggregated $756,682,000, of which $818,339,000 related to appreciated investment securities and $61,657,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rate and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund

February 28, 2014

1.797942.110

FRE-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.8%
Auto Components - 1.4%
BorgWarner, Inc.	250,000	$ 15,363
Delphi Automotive PLC	792,600	52,763
		68,126
Automobiles - 0.6%
General Motors Co.	800,000	28,960
Diversified Consumer Services - 0.4%
Estacio Participacoes SA	2,000,000	18,851
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill, Inc. (a)	94,100	53,186
Fiesta Restaurant Group, Inc. (a)	187,400	9,413
Las Vegas Sands Corp.	300,000	25,575
		88,174
Household Durables - 4.5%
Barratt Developments PLC	1,100,000	8,105
Bellway PLC	400,000	11,226
D.R. Horton, Inc. (d)	1,675,000	41,138
Harman International Industries, Inc.	200,000	20,946
KB Home (d)	2,332,709	47,587
PulteGroup, Inc.	2,911,100	61,104
Taylor Morrison Home Corp.	400,000	10,048
Toll Brothers, Inc. (a)	401,057	15,645
		215,799
Internet & Catalog Retail - 1.5%
priceline.com, Inc. (a)	53,900	72,702
Media - 7.4%
AMC Networks, Inc. Class A (a)	100,000	7,602
CBS Corp. Class B	874,000	58,628
Comcast Corp. Class A	1,850,000	95,627
DIRECTV (a)	300,000	23,280
Interpublic Group of Companies, Inc.	800,000	14,176
ITV PLC	6,000,000	20,285
Naspers Ltd. Class N	274,000	33,048
The Walt Disney Co.	718,100	58,030
Twenty-First Century Fox, Inc. Class A	1,383,300	46,396
		357,072
Multiline Retail - 0.9%
Macy's, Inc.	763,200	44,159
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.0%
Cabela's, Inc. Class A (a)	450,000	$ 29,844
TJX Companies, Inc.	1,057,500	64,994
		94,838
Textiles, Apparel & Luxury Goods - 3.2%
adidas AG	140,000	16,310
Deckers Outdoor Corp. (a)(d)	150,000	11,153
Michael Kors Holdings Ltd. (a)	601,147	58,930
Prada SpA	1,450,000	10,893
PVH Corp.	195,200	24,679
VF Corp.	560,000	32,810
		154,775
TOTAL CONSUMER DISCRETIONARY		1,143,456
CONSUMER STAPLES - 2.6%
Beverages - 1.5%
Monster Beverage Corp. (a)	952,700	70,500
Food Products - 1.1%
Green Mountain Coffee Roasters, Inc. (d)	499,300	54,813
TOTAL CONSUMER STAPLES		125,313
ENERGY - 11.3%
Energy Equipment & Services - 1.2%
Halliburton Co.	650,000	37,050
Helmerich & Payne, Inc.	200,000	19,750
		56,800
Oil, Gas & Consumable Fuels - 10.1%
Anadarko Petroleum Corp.	709,500	59,712
Cabot Oil & Gas Corp.	600,000	21,000
Cimarex Energy Co.	250,000	28,928
Cobalt International Energy, Inc. (a)	600,000	11,568
Concho Resources, Inc. (a)	627,100	75,961
Continental Resources, Inc. (a)(d)	468,800	56,031
EOG Resources, Inc.	372,000	70,464
Genel Energy PLC (a)	788,500	14,485
Hess Corp.	450,000	36,014
Pioneer Natural Resources Co.	383,100	77,072
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sanchez Energy Corp. (a)(d)	300,000	$ 8,937
Valero Energy Corp.	600,000	28,788
		488,960
TOTAL ENERGY		545,760
FINANCIALS - 11.2%
Capital Markets - 4.5%
Ameriprise Financial, Inc.	150,000	16,349
Apollo Global Management LLC Class A	828,000	26,653
BlackRock, Inc. Class A	125,000	38,105
Charles Schwab Corp.	600,000	15,906
KKR & Co. LP	1,020,600	24,637
Morgan Stanley	1,568,400	48,307
The Blackstone Group LP	1,350,000	45,023
		214,980
Commercial Banks - 0.8%
Guaranty Trust Bank PLC GDR (Reg. S)	300,000	2,250
Societe Generale Series A	350,000	23,370
UniCredit SpA	1,500,000	11,936
		37,556
Consumer Finance - 0.4%
Springleaf Holdings, Inc.	599,200	16,879
Diversified Financial Services - 2.9%
Bank of America Corp.	6,241,500	103,172
CBOE Holdings, Inc.	300,000	16,209
McGraw Hill Financial, Inc.	270,000	21,508
		140,889
Real Estate Investment Trusts - 0.6%
Altisource Residential Corp. Class B	583,733	16,683
American Tower Corp.	168,300	13,711
		30,394
Real Estate Management & Development - 1.0%
Altisource Asset Management Corp. (a)	21,780	16,880
Altisource Portfolio Solutions SA	297,800	29,298
		46,178
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.0%
Ocwen Financial Corp. (a)	1,339,300	$ 50,143
TOTAL FINANCIALS		537,019
HEALTH CARE - 23.7%
Biotechnology - 16.5%
Acorda Therapeutics, Inc. (a)	450,000	16,488
Actelion Ltd.	106,990	11,344
Aegerion Pharmaceuticals, Inc. (a)	535,000	29,297
Alexion Pharmaceuticals, Inc. (a)	435,800	77,049
Alnylam Pharmaceuticals, Inc. (a)	600	49
Amgen, Inc.	520,100	64,503
ARIAD Pharmaceuticals, Inc. (a)(d)	1,782,600	15,491
BioCryst Pharmaceuticals, Inc. (a)	500,000	5,845
Biogen Idec, Inc. (a)	277,400	94,505
BioMarin Pharmaceutical, Inc. (a)	300,000	24,300
Celldex Therapeutics, Inc. (a)	250,000	7,305
Clovis Oncology, Inc. (a)	89,600	7,134
Genmab A/S (a)	300,000	13,550
Gilead Sciences, Inc. (a)	1,561,800	129,301
Infinity Pharmaceuticals, Inc. (a)	126,800	1,988
Intercept Pharmaceuticals, Inc. (a)	234,700	96,344
InterMune, Inc. (a)	750,000	22,530
KYTHERA Biopharmaceuticals, Inc. (a)(d)	171,300	8,560
Medivation, Inc. (a)	842,100	60,555
Pharmacyclics, Inc. (a)	150,000	20,799
Regeneron Pharmaceuticals, Inc. (a)	75,000	24,938
Synageva BioPharma Corp. (a)(d)	375,000	43,001
UniQure B.V.	56,800	937
United Therapeutics Corp. (a)	200,000	20,284
		796,097
Health Care Technology - 0.3%
athenahealth, Inc. (a)	35,000	6,785
Medidata Solutions, Inc. (a)	100,000	6,410
		13,195
Life Sciences Tools & Services - 1.9%
Illumina, Inc. (a)	300,000	51,447
Thermo Fisher Scientific, Inc.	300,000	37,362
		88,809
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 5.0%
Actavis PLC (a)	135,000	$ 29,811
Auxilium Pharmaceuticals, Inc. (a)	400,000	12,300
Jazz Pharmaceuticals PLC (a)	250,000	37,986
Pacira Pharmaceuticals, Inc. (a)	400,000	31,296
Salix Pharmaceuticals Ltd. (a)	300,000	32,376
Shire PLC sponsored ADR	175,000	28,901
Valeant Pharmaceuticals International (Canada) (a)	470,260	67,127
		239,797
TOTAL HEALTH CARE		1,137,898
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.8%
Airbus Group NV	300,000	22,108
The Boeing Co.	520,600	67,116
		89,224
Airlines - 5.4%
American Airlines Group, Inc. (a)(d)	2,524,500	93,230
Copa Holdings SA Class A	163,000	22,080
Delta Air Lines, Inc.	1,611,775	53,527
Southwest Airlines Co.	1,700,000	38,148
United Continental Holdings, Inc. (a)(d)	1,131,200	50,859
		257,844
Electrical Equipment - 0.8%
Eaton Corp. PLC	500,000	37,355
Professional Services - 0.3%
Bureau Veritas SA	600,000	16,555
TOTAL INDUSTRIALS		400,978
INFORMATION TECHNOLOGY - 14.6%
Computers & Peripherals - 4.3%
3D Systems Corp. (a)(d)	100,000	7,596
Apple, Inc.	331,100	174,234
Nimble Storage, Inc.	100,774	4,838
SanDisk Corp.	250,000	18,575
		205,243
Internet Software & Services - 6.3%
Bankrate, Inc. (a)	1,071,600	21,571
Cornerstone OnDemand, Inc. (a)	283,600	16,557
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	1,313,640	$ 89,932
Google, Inc. Class A (a)	104,400	126,914
Kakaku.com, Inc.	200,000	3,327
Naver Corp.	34,911	26,745
Tencent Holdings Ltd.	200,000	16,043
Twitter, Inc. (d)	32,300	1,774
		302,863
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	200,000	20,812
FleetCor Technologies, Inc. (a)	250,000	32,483
QIWI PLC Class B sponsored ADR	150,800	7,032
Visa, Inc. Class A	222,900	50,362
		110,689
Semiconductors & Semiconductor Equipment - 1.5%
Freescale Semiconductor, Inc. (a)(d)	1,826,200	41,546
NXP Semiconductors NV (a)	550,000	30,927
		72,473
Software - 0.2%
CommVault Systems, Inc. (a)	150,000	10,332
TOTAL INFORMATION TECHNOLOGY		701,600
MATERIALS - 3.2%
Chemicals - 3.2%
Eastman Chemical Co.	400,000	34,972
Huntsman Corp.	500,000	12,180
LyondellBasell Industries NV Class A	615,700	54,231
Potash Corp. of Saskatchewan, Inc.	450,000	14,874
The Dow Chemical Co.	400,000	19,484
The Mosaic Co.	400,000	19,544
		155,285
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	250,000	23,793
SoftBank Corp.	150,000	11,367
		35,160
TOTAL COMMON STOCKS (Cost $3,124,346)		4,782,469
Money Market Funds - 5.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	34,088,820	$ 34,089
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	222,633,856	222,634
TOTAL MONEY MARKET FUNDS (Cost $256,723)		256,723
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $3,381,069)		5,039,192
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(225,778)
NET ASSETS - 100%		$ 4,813,414
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	1,013
Total	$ 1,017
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,143,456	$ 1,143,456	$ -	$ -
Consumer Staples	125,313	125,313	-	-
Energy	545,760	545,760	-	-
Financials	537,019	537,019	-	-
Health Care	1,137,898	1,137,898	-	-
Industrials	400,978	400,978	-	-
Information Technology	701,600	701,600	-	-
Materials	155,285	155,285	-	-
Telecommunication Services	35,160	23,793	11,367	-
Money Market Funds	256,723	256,723	-	-
Total Investments in Securities:	$ 5,039,192	$ 5,027,825	$ 11,367	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $3,383,467,000. Net unrealized appreciation aggregated $1,655,725,000, of which $1,694,979,000 related to appreciated investment securities and $39,254,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2014